Business Combinations and Divestitures - WalkMe Acquisition (Details) € in Millions, $ in Billions		3 Months Ended	12 Months Ended
		Sep. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Sep. 12, 2024 EUR (€)	Sep. 12, 2024 USD ($)	Jun. 05, 2024
Recognized Assets and Liabilities
Revenue			€ 36,800		€ 34,176	€ 31,207
Profit after tax	[2]		€ 7,326	[1]	3,150	€ 5,964	[3]
WalkMe
Business Combinations
Percentage of interest acquired										100.00%
Cash paid								€ 1,257
Replacement share-based payment awards								41
Other incurred liabilities								31
Total consideration transferred								1,329	$ 1.4
Recognized Assets and Liabilities
Intangible assets								502
Cash and cash equivalents								202
Other identifiable assets								276
Total identifiable assets								980
Other identifiable liabilities								416
Total identifiable liabilities								416
Total identifiable net assets								564
Goodwill								765
Total consideration transferred								€ 1,329	$ 1.4
Increase (Decrease) in identifiable Assets (liabilities) opening balance		€ (111)
Revenue					34,176
Revenue from acquisitions					61
Profit after tax					3,150
Profit after tax from acquisitions					(47)
Estimated pro forma revenue					34,328
Proforma profit after tax					€ 3,050

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations